Credit-related arrangements, repurchase agreements and commitments - Contractual Obligation, Fiscal Year Maturity Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Sourcing
2023	$ 12,584
2024	11,114
2025	10,602
2026	8,572
2027	0
2028 & thereafter	0
Total commitments	42,872	$ 53,300
Other
2023	12,915
2024	5,936
2025	3,120
2026	1,078
2027	1,084
2028 & thereafter	1,405
Total commitments	25,538
Total
2023	25,499
2024	17,050
2025	13,722
2026	9,650
2027	1,084
2028 & thereafter	1,405
Total commitments	$ 68,410